Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Taxes Tables [Line Items]
Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
Income taxes
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Tax expense / (benefit)
Swiss
Current 527 567 810
Deferred 32 (106) 39
Total Swiss 559 461 849
Non-Swiss
Current 710 1,439 618
Deferred (735) (1,000) (262)
Total non-Swiss (25) 439 356
Total income tax expense / (benefit) recognized in the income statement 534 900 1,206

Disclosure Of Details Of Major Components Of Tax Expense Income Explanatory
Income tax expense / (benefit)
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Operating profit / (loss) before tax 4,101 2,433 4,521
of which: Swiss 1,352 221 3,174
of which: non-Swiss 2,749 2,212 1,347
Income taxes at Swiss tax rate of 18.5 % for 2025, 18.5 % for 2024 and 18.5 % for 2023 759 450 836
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate 17 (66) (43)
Tax effects of losses not recognized 277 358 71
Previously unrecognized tax losses now utilized (152) (454) (401)
Non-taxable and lower-taxed income (147) (232) (165)
Non-deductible expenses and additional taxable income 1,101 1,379 1,017
Adjustments related to prior years, current tax (109) (35) (15)
Adjustments related to prior years, deferred tax (10) (27) 10
Change in deferred tax recognition (1,303) (608) (273)
Adjustments to deferred tax balances arising from changes in tax rates 12 6 0
Other items 91 128 169
Income tax expense / (benefit)
534 900 1,206

Disclosure Of Total Recognized And Unrecognized Deferred Tax Assets And Deferred Tax Liabilities Explanatory
Deferred tax assets and liabilities
USD m 31.12.25 31.12.24
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 20,172 (17,655) 2,518 19,871 (17,594) 2,277
Unused tax credits 808 0 808 675 0 675
Temporary differences 9,915 (2,156) 7,759 10,123 (2,594) 7,529 of which: related to real estate costs capitalized for US tax purposes 2,907 0 2,907 2,971 0 2,971 of which: related to compensation and benefits 2,140 (250) 1,891 1,920 (503) 1,417 of which: related to cash flow hedges 284 1 284 607 0 607
of which: other 4,584 (1,907) 2,677 4,625 (2,090) 2,535
Total deferred tax assets 30,895 (19,810) 11,085
2
30,669 (20,188) 10,481
2
of which: related to the US 9,948 9,174
of which: related to other locations 1,137 1,307
Deferred tax liabilities
Total deferred tax liabilities 351 283
1 After offset of DTLs, as applicable.
2 As of 31 December 2025, UBS AG recognized DTAs of USD
558 m (31 December 2024: USD 777 m) in respect of entities that incurred losses in either 2025 or 2024.

Disclosure Of Expiry Of Unused Tax Losses Explanatory
Unrecognized tax loss carry-forwards
USD m 31.12.25 31.12.24
Within 1 year 352 387
From 2 to 5 years 8,239 9,491
From 6 to 10 years 3,224 3,127
From 11 to 20 years 3,007 3,760
No expiry 47,588 50,770
Total 62,410 67,535
of which: related to the US
1
16,932 19,213
of which: related to the UK 39,640 38,293
of which: related to other locations 5,838 10,029
1 Related to UBS AG’s US branch.